Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net change in cash and cash equivalents during the period	$ (36,730)	$ 73,722
Net effect of currency exchange rate on cash and cash equivalents	1,431	(109)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash flows from in operating activities		1,056
Cash flows used in financing activities		(460)
Cash flows from (used) in investing activities	388	(486)
Net change in cash and cash equivalents during the period	388	110
Net effect of currency exchange rate on cash and cash equivalents		(44)
Net increase in cash generated by discontinued operations	$ 388	$ 66